Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS:
Cash and cash equivalents (Note 3)	$ 736,114	$ 718,684
Restricted cash (Note 3)	46,967	34,274
Trade accounts receivable, net of allowance for doubtful receivables (Note 2)	169,651	297,059
Other current assets (Note 5)	37,986	29,924
Total current assets	990,718	1,079,941
FIXED ASSETS, NET:
Advances for drilling units under construction and related costs (Note 6)	0	545,469
Drilling units, machinery and equipment, net (Note 7)	1,852,167	2,438,292
Total fixed assets, net	1,852,167	2,983,761
OTHER NON-CURRENT ASSETS:
Restricted cash (Note 3)	0	20,008
Other non-current assets (Note 8)	9,080	7,834
Total non-current assets, net	9,080	27,842
Total assets	2,851,965	4,091,544
CURRENT LIABILITIES:
Current portion of long-term debt, net of deferred financing costs (Note 9)	81,632	640,557
Due to related parties (Note 4)	726	7,231
Accounts payable and other current liabilities	41,338	53,891
Accrued liabilities	45,018	86,750
Deferred revenue	15,329	23,582
Total current liabilities	184,043	812,011
NON-CURRENT LIABILITIES
Long term debt, net of current portion and deferred financing costs (Note 9)	450,000	3,247,216
Deferred revenue	14,385	19,615
Other non-current liabilities	317	1,952
Total non-current liabilities	464,702	3,268,783
COMMITMENTS AND CONTINGENCIES (Note 17)
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 500,000,000 and 100,000,000 shares authorized, at December 31, 2016 and 2017 respectively , nil issued and outstanding at December 31, 2016 and 2017, respectively	0	0
Common stock, $0.01 par value; 1,000,000,000 and 1,800,000,000 shares (1,500,000,000 class A shares and 300,000,000 class B shares) authorized, at December 31, 2016 and December 31, 2017 respectively, 17,486 shares (160,888,606 shares before the 1-for-9,200 reverse stock split) issued and outstanding at December 31, 2016 and 91,567,982 (90,562,138 class A shares and 1,005,844 class B shares) at December 31, 2017 (Note 11)	916	0
Treasury stock; 8,511 shares (78,301,755 shares before the 1-for-9,200 reverse stock split) at $0.01 par value at December 31, 2016 and nil at December 31, 2017 (Note 11)	0	0
Additional paid-in capital	5,722,078	3,525,252
Accumulated other comprehensive income (Note 12)	3,476	3,346
Accumulated deficit	(3,523,250)	(3,517,848)
Total stockholders' equity	2,203,220	10,750
Total liabilities and stockholders' equity	$ 2,851,965	$ 4,091,544